UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master
              Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

Enhanced S&P 600 (Small Cap)

Summary: As the first half of 2004 drew to a close, global equity market returns, though mostly positive, have proven largely unimpressive. Total returns on international markets as represented by MSCI EAFE were up about 4.5% for the year (US Dollars) while US markets, as represented by the S&P 500 index, were up a scant 3.4% YTD.

The first quarter of 2004 was a mixed period for US equity markets, although small cap markets fared better than large caps. While large cap markets ended down in March, small cap continued on an upward course for the sixth straight month. The S&P 600 closed the quarter up 6.22%, while the S&P 500 gained a modest 1.69%. This puts the S&P Small Cap 600 up a stunning 56.49% for the last 12 months.

The second quarter was an interval of indecision for equities, with most broad market indexes in positive territory by low single-digit percent figures. Both the MSCI EAFE and FTSE N. America and dove into April, only to recover some of their surrendered altitude in May. The bellwethers gained again in June, to end the quarter above where they began, but gains were far from impressive. During this period the S&P 600 lost over 3% in April, but gained it back in May (up 1.5%) and June (up 5.5%) finishing the quarter in positive territory.

The aura of uncertainty was fueled by factors ranging from persistent violence in Iraq; to record high oil prices; to mixed, though slowly improving, economic data in the US. Global politics muddied the waters further, raising the volume of uncertainty with the chatter of geopolitical rhetoric surrounding events such as the restoration of sovereignty to Iraq and the EU Constitutional negotiations. Politics moved to center stage as parliamentary elections took place in the EU and Canada while the drumbeat of presidential election year drama gradually swelled in the US.

The closing days of the first half brought greater clarity around the US economic picture, as new home sales and GDP growth figures each exceeded expectations. Additionally, the US Federal Reserve Banks' quarter point increase in the benchmark interest rate on June 30 was smaller than expected by many Fed-watchers, thus equity markets rose moderately on the news.

Attribution: While the first quarter of 2004 was a positive period for the Enhanced Small Cap portfolio, the second quarter was a negative period. The portfolio outpaced its benchmark by 31 basis points on a gross basis in the first quarter, but underperformed by 28 basis points from the index in the second quarter. Quantitative stock selection proved to be generally ineffective, as Earnings Surprise, Momentum and IPO's were detractors. On the other hand, our stocks selected with Value signals and Short Interest were contributors.

Stock substitutions detracted value this quarter. Of particular note was the rebalance event of the Russell indices. Due to the overlap between the Russell 2000 and the S&P 600 index, there is an opportunity to add value using an effective trading strategy. Our strategy involved overweighting index additions prior to the rebalance date to take advantage of the expected run up in demand. This year the Russell 2000 additions underperformed because of selling activity from arbitrageurs in the final days before the rebalance.

The small cap arena continues to present a sparse set of opportunities for M&A related substitutions. Index changes contributed marginally in the first half of 2004, with trades related to the spin-off of Piper Jaffery by US Bancorp of particular noteworthiness. Additionally, positions were initiated to prepare the portfolio for the Russell rebalance event in June. Trading opportunities related to this event typically begin several months prior to the actual rebalance, as hedge funds attempt to outmaneuver less nimble index managers. Thus, we began monitoring these opportunities shortly after the turn-of-year.

Strategy going forward: As the portfolio enters the third quarter, all of our stock selection screens are active along with our substitution strategies and we remain vigilant in search of additional opportunities to add value.

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS                                          (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                  13,000    +AAR Corp.                                                   $     147,550
                                            11,600    +Armor Holdings, Inc.                                              394,400
                                            10,400    Cubic Corporation                                                  217,672
                                             9,200    Curtiss-Wright Corporation                                         516,948
                                             8,600    +DRS Technologies, Inc.                                            274,340
                                             7,200    EDO Corporation                                                    173,664
                                             9,350    Engineered Support Systems, Inc.                                   547,069
                                             7,400    +Esterline Technologies Corporation                                218,522
                                            19,400    GenCorp Inc.                                                       259,766
                                             6,900    +InVision Technologies, Inc.                                       344,310
                                             8,200    Kaman Corp. (Class A)                                              114,718
                                             8,000    +Mercury Computer Systems, Inc.                                    198,400
                                             8,550    +Moog Inc. (Class A)                                               317,291
                                             9,400    +Teledyne Technologies Incorporated                                188,188
                                             5,800    +Triumph Group, Inc.                                               185,194
                                                                                                                   -------------
                                                                                                                       4,098,032
--------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.4%              15,600    +EGL, Inc.                                                         414,960
                                             7,900    +Forward Air Corporation                                           295,460
                                                                                                                   -------------
                                                                                                                         710,420
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                             62,300    +Atlantic Coast Airlines Holdings, Inc.                            357,602
                                            19,200    +Frontier Airlines, Inc.                                           208,896
                                             7,900    +Mesa Air Group, Inc.                                               63,911
                                             9,500    SkyWest, Inc.                                                      165,395
                                                                                                                   -------------
                                                                                                                         795,804
--------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                      14,900    Intermet Corporation                                                64,070
                                             6,000    +Midas Group, Inc.                                                 104,400
                                             7,900    Standard Motor Products, Inc.                                      116,367
                                            44,000    +Tower Automotive, Inc.                                            160,160
                                                                                                                   -------------
                                                                                                                         444,997
--------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                           4,300    Coachmen Industries, Inc.                                           68,757
                                            18,800    +Fleetwood Enterprises, Inc.                                       273,540
                                             9,900    +Monaco Coach Corporation                                          278,883
                                             7,100    Winnebago Industries, Inc.                                         264,688
                                                                                                                   -------------
                                                                                                                         885,868
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                         4,900    +ArQule, Inc.                                                       25,823
                                             9,135    +Enzo Biochem, Inc.                                                137,025
                                            14,400    +IDEXX Laboratories, Inc.                                          906,336
                                            17,500    +Regeneron Pharmaceuticals, Inc.                                   184,275
                                            47,100    Savient Pharmaceuticals Inc.                                       116,808
                                            14,900    +Techne Corporation                                                647,405
                                                                                                                   -------------
                                                                                                                       2,017,672
--------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.8%                    10,800    Apogee Enterprises, Inc.                                           112,320
                                             5,600    ElkCorp                                                            134,064
                                             8,900    +Griffon Corporation                                               198,292
                                            19,300    Lennox International Inc.                                          349,330
                                            10,000    +Simpson Manufacturing Co., Inc.                                   561,200
                                             7,700    Universal Forest Products, Inc.                                    248,325
                                                                                                                   -------------
                                                                                                                       1,603,531
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                      17,300    +Investment Technology Group, Inc.                           $     221,267
                                             6,600    +Piper Jaffray Companies, Inc.                                     298,518
                                             6,400    SWS Group, Inc.                                                     97,920
                                                                                                                   -------------
                                                                                                                         617,705
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                             9,100    A. Schulman, Inc.                                                  195,559
                                            11,600    Arch Chemicals, Inc.                                               334,312
                                             7,700    Cambrex Corporation                                                194,271
                                            11,300    Georgia Gulf Corporation                                           405,218
                                            13,600    H.B. Fuller Company                                                386,240
                                            24,900    +Headwaters Incorporated                                           645,657
                                            10,200    MacDermid, Inc.                                                    345,270
                                             3,800    +Material Sciences Corporation                                      40,470
                                             9,800    OM Group, Inc.                                                     323,498
                                            14,200    +Omnova Solutions Inc.                                              86,620
                                             3,300    Penford Corporation                                                 57,915
                                            44,200    PolyOne Corporation                                                328,848
                                             3,400    Quaker Chemical Corporation                                         93,908
                                            13,300    Wellman, Inc.                                                      108,129
                                                                                                                   -------------
                                                                                                                       3,545,915
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.4%                     12,600    Chittenden Corporation                                             442,890
                                            15,100    Community First Bankshares, Inc.                                   486,069
                                            30,200    East West Bancorp, Inc.                                            927,140
                                            15,200    Firstbank Corp.                                                    619,400
                                            18,400    First Midwest Bancorp, Inc.                                        647,864
                                             6,600    +First Republic Bank                                               284,328
                                            19,800    Gold Banc Corporation                                              306,900
                                            16,400    Hudson United Bancorp                                              611,392
                                            10,200    Irwin Financial Corporation                                        269,280
                                            11,100    Provident Bancshares Corporation                                   320,124
                                            24,860    Republic Bancorp Inc.                                              345,554
                                             8,100    Riggs National Corporation                                         171,072
                                            26,000    The South Financial Group, Inc.                                    736,840
                                            12,400    +Southwest Bancorporation of Texas, Inc.                           547,088
                                            22,700    Sterling Bancshares, Inc.                                          322,113
                                            15,900    Susquehanna Bancshares, Inc.                                       400,044
                                            24,800    TrustCo Bank Corp NY                                               324,880
                                            16,400    UCBH Holdings, Inc.                                                648,128
                                            10,000    Umpqua Holdings Corporation                                        209,900
                                            17,700    United Bankshares, Inc.                                            575,250
                                            15,600    Whitney Holding Corporation                                        696,852
                                             7,600    Wintrust Financial Corporation                                     383,876
                                                                                                                   -------------
                                                                                                                      10,276,984
--------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies              19,300    ABM Industries, Inc.                                               375,771
- 4.4%                                      11,100    +Administaff, Inc.                                                 184,260
                                             3,100    Angelica Corporation                                                77,841
                                            10,400    +Arbitron Inc.                                                     379,808
                                             9,700    Bowne & Co., Inc.                                                  153,745
                                            11,400    Brady Corporation                                                  525,540
                                             7,900    +CDI Corp.                                                         273,340
                                             1,100    CPI Corp.                                                           16,192
                                            26,300    Central Parking Corporation                                        491,547
                                             3,900    Chemed Corporation                                                 189,150
                                            10,600    +Consolidated Graphics, Inc.                                       466,930
                                            10,000    G & K Services, Inc. (Class A)                                     401,900
                                             5,400    +Heidrick & Struggles International, Inc.                          160,272

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies               5,300    +Imagistics International Inc.                               $     187,620
(concluded)                                  4,700    +Insurance Auto Auctions, Inc.                                      79,900
                                             7,600    +Ionics, Inc.                                                      214,700
                                            11,200    John H. Harland Company                                            328,720
                                             8,400    +Kroll Inc.                                                        309,792
                                            12,700    +Labor Ready, Inc.                                                 196,850
                                             4,200    +MemberWorks Incorporated                                          124,404
                                            10,100    +NCO Group, Inc.                                                   269,569
                                            13,400    +On Assignment, Inc.                                                79,060
                                            23,200    +PRG-Schultz International, Inc.                                   126,904
                                             6,300    +Pre-Paid Legal Services, Inc.                                     150,129
                                             7,200    +SOURCECORP, Incorporated                                          198,144
                                            24,800    +Spherion Corporation                                              251,472
                                            10,700    The Standard Register Company                                      127,330
                                            19,600    +Tetra Tech, Inc.                                                  319,872
                                            12,100    +United Stationers, Inc.                                           480,612
                                            13,500    Viad Corp                                                          390,285
                                             5,500    +Volt Information Sciences, Inc.                                   173,305
                                            17,250    +Waste Connections, Inc.                                           511,635
                                            13,300    +Watson Wyatt & Company Holdings                                   354,445
                                                                                                                   -------------
                                                                                                                       8,571,044
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -                  37,600    +Adaptec, Inc.                                                     318,096
1.4%                                             1    +Andrew Corporation                                                     20
                                             9,400    +Audiovox Corporation (Class A)                                    158,672
                                             4,600    Bel Fuse Inc.                                                      191,820
                                            15,100    Black Box Corporation                                              713,626
                                             4,700    +Brooktrout Inc.                                                    50,807
                                            17,300    +C-COR.net Corp.                                                   178,017
                                            11,000    +Cable Design Technology                                           116,600
                                            12,800    +Digi International Inc.                                           137,216
                                            10,000    +Harmonic Inc.                                                      85,200
                                             8,400    Inter-Tel Inc.                                                     209,748
                                             8,000    +Network Equipment Technologies, Inc.                               65,280
                                             8,500    +PC-Tel, Inc.                                                      100,300
                                             5,700    +SCM Microsystems, Inc.                                             37,050
                                            12,600    +SymmetriCom, Inc.                                                 112,140
                                             5,700    +Tollgrade Communications, Inc.                                     60,534
                                             7,900    +ViaSat, Inc.                                                      197,105
                                                                                                                   -------------
                                                                                                                       2,732,231
--------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.5%              12,600    +Avid Technology, Inc.                                             687,582
                                               300    +Hutchinson Technology Incorporated                                  7,377
                                            31,800    +Pinnacle Systems, Inc.                                            227,370
                                             3,100    +SBS Technologies, Inc.                                             49,817
                                                                                                                   -------------
                                                                                                                         972,146
--------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -                 6,100    +EMCOR Group, Inc.                                                 268,278
0.7%
                                             6,600    +Insituform Technologies, Inc. (Class A)                           107,382
                                             3,000    +The Shaw Group Inc.                                                30,390
                                            30,700    +URS Corporation                                                   841,180
                                                                                                                   -------------
                                                                                                                       1,247,230
--------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.6%               16,050    Florida Rock Industries, Inc.                                      676,828
                                             9,800    Texas Industries, Inc.                                             403,466
                                                                                                                   -------------
                                                                                                                       1,080,294
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                     11,500    Cash America International, Inc.                             $     264,500
                                             9,400    Rewards Network Inc.                                                84,600
                                             7,300    +World Acceptance Corporation                                      133,809
                                                                                                                   -------------
                                                                                                                         482,909
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.8%               14,700    AptarGroup, Inc.                                                   642,243
                                            11,500    Caraustar Industries, Inc.                                         162,265
                                            14,600    Chesapeake Corporation                                             389,528
                                            12,400    Myers Industries, Inc.                                             174,840
                                             9,600    Rock-Tenn Company (Class A)                                        162,720
                                                                                                                   -------------
                                                                                                                       1,531,596
--------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                          6,900    Advanced Marketing Services, Inc.                                   89,079
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -             1,000    Capitalsource Inc.                                                  24,450
0.2%                                         9,300    +Financial Federal Corporation                                     327,918
                                                                                                                   -------------
                                                                                                                         352,368
--------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                7,531    +Commonwealth Telephone Enterprises, Inc.                          337,163
Services - 0.3%                             22,800    +General Communication, Inc. (Class A)                             181,032
                                                                                                                   -------------
                                                                                                                         518,195
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                    5,100    CH Energy Group, Inc.                                              236,844
                                             4,100    Central Vermont Public Service Corporation                          84,009
                                            15,000    Cleco Corporation                                                  269,700
                                            14,500    +El Paso Electric Company                                          223,880
                                             1,700    Green Mountain Power Corporation                                    44,370
                                             7,100    UIL Holdings Corporation                                           345,699
                                            13,700    UniSource Energy Corporation                                       340,445
                                                                                                                   -------------
                                                                                                                       1,544,947
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%                 11,000    A.O. Smith Corporation                                             349,690
                                            14,300    Acuity Brands, Inc.                                                386,100
                                                 4    +American Superconductor Corporation                                    52
                                            15,900    +Artesyn Technologies, Inc.                                        143,100
                                            12,000    Baldor Electric Company                                            280,200
                                            10,400    Belden Inc.                                                        222,872
                                             9,300    C&D Technologies, Inc.                                             165,819
                                             4,700    +Intermagnetics General Corporation                                159,941
                                             5,600    +Magnetek, Inc.                                                     46,704
                                             7,300    Regal-Beloit Corporation                                           162,498
                                            13,400    Roper Industries, Inc.                                             762,460
                                            14,200    +Vicor Corporation                                                 259,434
                                             3,500    Woodward Governor Company                                          252,385
                                                                                                                   -------------
                                                                                                                       3,191,255
--------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                      27,100    +Aeroflex Incorporated                                             388,343
Instruments - 5.2%                          13,800    Agilysys, Inc.                                                     190,302
                                            26,100    +Anixter International Inc.                                        888,183
                                             6,200    BEI Technologies, Inc.                                             175,522
                                            13,000    +Bell Microproducts Inc.                                           105,170
                                            16,400    +Benchmark Electronics, Inc.                                       477,240
                                            14,000    CTS Corporation                                                    168,840

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                      33,700    +Checkpoint Systems, Inc.                                    $     604,241
Instruments (concluded)                     16,800    +Cognex Corporation                                                646,464
                                             4,900    +Coherent, Inc.                                                    146,265
                                             7,800    +Daktronics, Inc.                                                  194,610
                                             7,400    +Dionex Corporation                                                408,258
                                            13,100    +Electro Scientific Industries, Inc.                               370,861
                                            12,400    +FLIR Systems, Inc.                                                680,760
                                             7,400    +Global Imaging Systems, Inc.                                      271,284
                                             7,700    +Itron, Inc.                                                       176,638
                                             4,200    Keithley Instruments, Inc.                                          93,030
                                            15,700    +Littelfuse Inc.                                                   665,837
                                            14,900    Methode Electronics                                                193,253
                                             6,890    +Microtune, Inc.                                                    32,176
                                             5,600    Park Electrochemical Corp.                                         141,400
                                            12,400    +Paxar Corporation                                                 242,048
                                             4,700    +Photon Dynamics, Inc.                                             164,829
                                            24,700    +Planar Systems Inc.                                               330,733
                                             5,100    +RadiSys Corporation                                                94,707
                                            12,100    +Rogers Corporation                                                845,790
                                             4,000    +ScanSource, Inc.                                                  237,680
                                            12,200    Technitrol, Inc.                                                   267,180
                                            17,900    +Trimble Navigation Limited                                        497,441
                                             2,500    +Veeco Instruments Inc.                                             64,525
                                             9,800    +X-Rite, Incorporated                                              142,492
                                                                                                                   -------------
                                                                                                                       9,906,102
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service -                 5,200    +Atwood Oceanics, Inc.                                             217,100
2.2%                                         5,400    CARBO Ceramics Inc.                                                368,550
                                            13,100    +Cal Dive International, Inc.                                      397,192
                                             6,400    +Dril-Quip, Inc.                                                   119,680
                                             6,200    +Hydril Company                                                    195,300
                                            24,300    +Input/Output, Inc.                                                201,447
                                             9,100    +Lone Star Technology                                              250,796
                                            17,100    +Maverick Tube Corporation                                         449,046
                                             7,800    +Oceaneering International, Inc.                                   267,150
                                             8,300    +Offshore Logistics, Inc.                                          233,396
                                             7,500    +SEACOR SMIT Inc.                                                  329,475
                                             6,050    +TETRA Technologies, Inc.                                          162,443
                                            16,500    +Unit Corporation                                                  518,925
                                            13,700    +Veritas DGC  Inc.                                                 317,155
                                            11,300    +W-H Energy Services, Inc.                                         221,480
                                                                                                                   -------------
                                                                                                                       4,249,135
--------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.2%             17,400    Casey's General Stores, Inc.                                       318,420
                                            10,000    +Duane Read Inc.                                                   163,300
                                            14,500    +The Great Atlantic & Pacific Tea Company, Inc.                    111,070
                                            30,000    Longs Drug Stores Corporation                                      716,100
                                             6,400    Nash-Finch Company                                                 160,192
                                            19,000    +Performance Food Group Company                                    504,260
                                            13,300    +United Natural Foods, Inc.                                        384,503
                                                                                                                   -------------
                                                                                                                       2,357,845
--------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.0%                           300    +American Italian Pasta Company (Class A)                            9,144
                                            22,400    Corn Products International, Inc.                                1,042,720
                                            16,200    Delta and Pine Land Company                                        355,590
                                            15,300    Flowers Foods, Inc.                                                400,095
                                            16,700    +Hain Celestial Group, Inc.                                        302,270
                                             4,000    +J & J Snack Foods Corp.                                           163,320
                                             2,995    The J.M. Smucker Company                                           137,500
                                             7,600    Lance, Inc.                                                        117,040
                                            22,300    +Ralcorp Holdings, Inc.                                            784,960
                                             5,700    Sanderson Farms, Inc.                                              305,634
                                                                                                                   -------------
                                                                                                                       3,618,273
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.2%                        21,000    Atmos Energy Corporation                                     $     537,600
                                             1,100    Cascade Natural Gas Corporation                                     24,277
                                            13,600    New Jersey Resources Corporation                                   565,488
                                            10,900    Northwest Natural Gas Company                                      332,450
                                            13,800    Piedmont Natural Gas Company, Inc.                                 589,260
                                            32,630    +Southern Union Company                                            687,840
                                            13,800    Southwest Gas Corporation                                          332,994
                                             8,600    The Laclede Group, Inc.                                            235,726
                                            29,050    UGI Corporation                                                    932,505
                                                                                                                   -------------
                                                                                                                       4,238,140
--------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                     12,100    +Advanced Medical Optics, Inc.                                     515,097
Supplies - 5.1%                             11,900    +American Medical Systems Holdings, Inc.                           401,030
                                            12,600    Analogic Corporation                                               534,618
                                             1,700    +ArthroCare Corporation                                             49,436
                                             7,600    +BioLase Technology, Inc.                                          102,296
                                             6,400    +Biosite Diagnostics Incorporated                                  287,488
                                             3,400    Bioveris Corporation                                                28,288
                                             9,500    +CONMED Corporation                                                260,300
                                            11,700    Cooper Companies, Inc.                                             739,089
                                             8,800    +Cyberonics, Inc.                                                  293,568
                                             6,200    Datascope Corp.                                                    246,078
                                            10,100    Diagnostic Products Corporation                                    443,794
                                             9,100    +Haemonetics Corporation                                           269,815
                                             6,200    +Hologic, Inc.                                                     144,150
                                             5,000    +ICU Medical, Inc.                                                 167,650
                                             8,200    +Immucor, Inc.                                                     266,910
                                                50    INAMED Corporation                                                   3,142
                                            10,400    +Integra LifeSciences Holdings                                     366,808
                                            11,000    Invacare Corp.                                                     491,920
                                            28,100    Mentor Corporation                                                 963,549
                                             7,400    +Merit Medical Systems, Inc.                                       117,882
                                            13,000    +Osteotech, Inc.                                                    84,370
                                               600    +PolyMedica Corporation                                             18,624
                                             5,300    +Possis Medical, Inc.                                              180,995
                                            15,100    +ResMed Inc.                                                       769,496
                                            15,400    +Respironics, Inc.                                                 904,750
                                             9,500    +Sola International Inc.                                           163,685
                                             6,300    +SurModics, Inc.                                                   155,232
                                             7,500    +Sybron Dental Specialties, Inc.                                   223,875
                                            12,300    +Theragenics Corporation                                            56,826
                                             9,600    +Viasys Healthcare Inc.                                            200,736
                                             5,500    Vital Signs, Inc.                                                  159,720
                                             8,700    +Wilson Greatbatch Technologies, Inc.                              243,165
                                                                                                                   -------------
                                                                                                                       9,854,382
--------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      8,300    +AMERIGROUP Corporation                                            408,360
Services - 4.4%                             19,600    +Accredo Health, Incorporated                                      763,420
                                            11,200    +American Healthways, Inc.                                         298,144
                                            12,150    +AmSurg Corp.                                                      305,330
                                             6,150    +Centene Corporation                                               237,083
                                            14,200    +Cerner Corporation                                                633,036
                                             9,700    Cross Country Healthcare, Inc.                                     176,055
                                            23,500    Curative Health Services, Inc.                                     203,510
                                            15,200    +Dendrite International, Inc.                                      282,416
                                            24,400    Hooper Holmes, Inc.                                                140,056
                                             6,800    +LabOne, Inc.                                                      216,104
                                            11,700    NDCHealth Corporation                                              271,440

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      1,350    +Odyssey Healthcare, Inc.                                    $      25,407
Services (concluded)                        14,700    +Orthodontic Centers of America, Inc.                              120,393
                                            18,400    Owens & Minor, Inc.                                                476,560
                                             9,800    +PAREXEL International Corporation                                 194,040
                                             8,900    +Pediatrix Medical Group, Inc.                                     621,665
                                            21,000    +Pharmaceutical Product Development, Inc.                          667,170
                                            16,900    +Priority Healthcare Corporation (Class B)                         387,855
                                            16,800    +Province Healthcare Company                                       288,120
                                             4,600    +RehabCare Group, Inc.                                             122,498
                                             9,200    +Sierra Health Services, Inc.                                      411,240
                                             9,500    +Sunrise Assisted Living, Inc.                                     371,830
                                            34,000    +US Oncology, Inc.                                                 500,480
                                             7,900    +United Surgical Partners International, Inc.                      311,813
                                                                                                                   -------------
                                                                                                                       8,434,025
--------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -             22,100    +Argosy Gaming Company                                             830,960
3.4%                                        11,300    +Aztar Corporation                                                 316,400
                                               100    +Bally Total Fitness Holding Corporation                               500
                                            13,100    +CEC Entertainment Inc.                                            386,581
                                             6,800    +IHOP Corp.                                                        243,168
                                            24,900    +Jack in the Box Inc.                                              739,530
                                             9,100    Landry's Restaurants, Inc.                                         271,999
                                             6,400    Lone Star Steakhouse & Saloon, Inc.                                174,016
                                            10,600    Marcus Corporation                                                 182,850
                                            10,300    +Multimedia Games, Inc.                                            276,246
                                            10,300    +P.F. Chang's China Bistro, Inc.                                   423,845
                                            12,400    +Panera Bread Company (Class A)                                    444,912
                                             5,400    +Papa John's International, Inc.                                   159,516
                                            10,700    +Pinnacle Entertainment, Inc.                                      134,927
                                            18,100    +Prime Hospitality Corp.                                           192,222
                                            11,250    +RARE Hospitality International, Inc.                              280,125
                                            13,600    Ryan's Restaurant Group Inc.                                       214,880
                                             3,200    +Shuffle Master, Inc.                                              116,192
                                            20,700    +Sonic Corp.                                                       470,925
                                             7,300    +The Steak 'n Shake Company                                        133,006
                                             1,800    +Triarc Companies, Inc.                                             18,594
                                            27,300    Triarc Companies, Inc. (Class B)                                   277,641
                                             7,800    +WMS Industries Inc.                                               232,440
                                                                                                                   -------------
                                                                                                                       6,521,475
--------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.9%                    7,700    +Applica Incorporated                                               68,530
                                             8,100    Bassett Furniture Industries, Incorporated                         176,256
                                            27,000    +Champion Enterprises, Inc.                                        247,860
                                             5,100    +Department 56, Inc.                                                78,540
                                             5,000    Enesco Group Inc.                                                   44,800
                                            13,500    Ethan Allen Interiors Inc.                                         484,785
                                            10,900    Fedders Corporation                                                 47,415
                                            15,400    Interface, Inc.                                                    134,442
                                            18,300    La-Z-Boy Inc.                                                      329,034
                                             5,300    Libbey, Inc.                                                       147,128
                                            18,922    M.D.C. Holdings, Inc.                                            1,203,628
                                             5,400    +Meritage Corporation                                              371,520
                                             2,521    +NVR, Inc.                                                       1,220,668
                                             2,400    National Presto Industries, Inc.                                    98,952
                                             6,100    Russ Berrie and Company, Inc.                                      118,523
                                             4,300    +Salton, Inc.                                                       23,048
                                             2,000    Skyline Corporation                                                 81,300
                                            12,400    Standard Pacific Corp.                                             611,320
                                                                                                                   -------------
                                                                                                                       5,487,749
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%                   13,300    +Rayovac Corporation                                         $     373,730
                                             6,000    WD-40 Company                                                      179,640
                                                                                                                   -------------
                                                                                                                         553,370
--------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                          10,300    +CACI International Inc. (Class A)                                 416,532
                                            19,400    +CIBER, Inc.                                                       159,468
                                             8,600    +Carreker Corporation                                               86,172
                                            19,000    +eFunds Corporation                                                332,500
                                            15,700    Global Payments Inc.                                               706,814
                                             9,600    +Intrado Inc.                                                      154,464
                                             7,100    +MAXIMUS, Inc.                                                     251,766
                                            13,100    +ManTech International Corporation (Class A)                       245,887
                                             9,000    +Pegasus Systems, Inc.                                             118,170
                                             5,900    +StarTek, Inc.                                                     211,220
                                                                                                                   -------------
                                                                                                                       2,682,993
--------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%              9,200    +Gerber Scientific, Inc.                                            64,952
                                             5,000    Standex International Corporation                                  136,000
                                            11,800    Tredegar Corporation                                               190,334
                                                                                                                   -------------
                                                                                                                         391,286
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                            11,000    Delphi Financial Group, Inc. (Class A)                             489,500
                                            14,000    Hilb, Rogal and Hamilton Company                                   499,520
                                             5,900    LandAmerica Financial Group, Inc.                                  229,687
                                             7,800    +Philadelphia Consolidated Holding Corp.                           468,546
                                            11,100    Presidential Life Corporation                                      200,022
                                            13,600    +ProAssurance Corporation                                          463,896
                                             3,700    RLI Corp.                                                          135,050
                                             3,600    SCPIE Holdings  Inc.                                                32,760
                                            12,800    Selective Insurance Group, Inc.                                    510,464
                                             6,400    +Stewart Information Services Corporation                          216,128
                                            35,000    +UICI                                                              833,350
                                            15,200    Zenith National Insurance Corp.                                    738,720
                                                                                                                   -------------
                                                                                                                       4,817,643
--------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%            28,400    +Insight Enterprises, Inc.                                         504,384
                                             5,900    +J. Jill Group Inc.                                                139,181
                                                                                                                   -------------
                                                                                                                         643,565
--------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -              14,300    +Digital Insight Corporation                                       296,439
0.7%                                        17,630    +Internet Security Systems, Inc.                                   270,444
                                             1,900    +j2 Global Communications, Inc.                                     52,820
                                            12,600    +Netegrity, Inc.                                                   106,596
                                            10,400    +WebEx Communications, Inc.                                        226,304
                                             8,700    +Websense, Inc.                                                    323,901
                                            13,500    +ZixIt Corporation                                                 107,190
                                                                                                                   -------------
                                                                                                                       1,383,694
--------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                 6,400    Action Performance Companies, Inc.                                  96,448
- 1.6%                                       8,300    Arctic Cat Inc.                                                    228,499
                                             7,600    +Concord Camera Corp.                                               25,080
                                             3,000    +Huffy Corporation                                                   3,450
                                            29,100    +K2 Inc.                                                           456,870
                                            13,300    +Meade Instruments Corp.                                            42,427
                                            11,600    +The Nautilus Group, Inc.                                          226,316
                                            17,800    Polaris Industries, Inc.                                           854,400
                                            22,900    +SCP Pool Corporation                                            1,030,500
                                             6,400    Sturm, Ruger & Company,  Inc.                                       77,504
                                                                                                                   -------------
                                                                                                                       3,041,494
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.1%                            11,500    Albany International Corp. (Class A)                         $     385,940
                                             8,000    +Astec Industries, Inc.                                            150,640
                                             9,200    Barnes Group Inc.                                                  266,616
                                            13,800    Briggs & Stratton Corporation                                    1,219,230
                                            11,700    CLARCOR Inc.                                                       535,860
                                             6,900    +CUNO Incorporated                                                 368,115
                                             5,400    +Gardner Denver Inc.                                               150,660
                                            18,000    IDEX Corporation                                                   618,300
                                            21,400    JLG Industries, Inc.                                               297,246
                                            13,900    Kaydon Corp.                                                       429,927
                                             4,200    Lindsay Manufacturing Co.                                          100,884
                                             2,300    +Lydall, Inc.                                                       22,471
                                            12,900    The Manitowoc Co., Inc.                                            436,665
                                            11,600    Milacron Inc.                                                       46,400
                                            16,800    +Mueller Industries, Inc.                                          601,440
                                            13,000    Oshkosh Truck Corporation                                          745,030
                                            11,200    Reliance Steel & Aluminum Co.                                      451,584
                                             5,200    Robbins & Myers, Inc.                                              116,740
                                            12,000    Stewart & Stevenson Services, Inc.                                 215,040
                                            34,000    The Timken Company                                                 900,660
                                             8,900    The Toro Company                                                   623,623
                                             7,100    Thomas Industries Inc.                                             235,720
                                            10,300    Valmont Industries, Inc.                                           235,870
                                             6,600    +Wabash National Corporation                                       181,830
                                            13,100    Watts Industries, Inc. (Class A)                                   353,045
                                            12,800    +Wolverine Tube, Inc.                                              139,520
                                                                                                                   -------------
                                                                                                                       9,829,056
--------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                9,500    +Kirby Corporation                                                 369,550
--------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                 3,200    +4Kids Entertainment, Inc.                                          76,544
                                            11,850    +ADVO Systems, Inc.                                                390,102
                                             6,600    +Information Holdings Inc.                                         180,642
                                             5,900    +Thomas Nelson, Inc.                                               134,166
                                                                                                                   -------------
                                                                                                                         781,454
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                       9,400    Carpenter Technology Corporation                                   320,070
                                             3,400    +Cleveland-Cliffs Inc.                                             191,726
                                                                                                                   -------------
                                                                                                                         511,796
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%                       5,890    +A.M. Castle & Company                                              63,318
                                             6,800    +Brush Engineered Materials Inc.                                   128,520
                                            12,300    Century Aluminum Company                                           304,917
                                            23,500    Commercial Metals Company                                          762,575
                                             1,400    +Commonwealth Industries, Inc.                                      14,476
                                             5,300    +IMCO Recycling Inc.                                                70,066
                                            28,700    Massey Energy Company                                              809,627
                                             5,100    Quanex Corporation                                                 248,370
                                            10,900    +RTI International Metals, Inc.                                    173,855
                                            24,800    Ryerson Tull, Inc.                                                 393,824
                                            16,900    +Steel Dynamics, Inc.                                              483,847
                                             5,300    Steel Technologies Inc.                                            117,024
                                                                                                                   -------------
                                                                                                                       3,570,419
--------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated               19,300    Avista Corporation                                                 355,506
Power - 0.7%                                20,800    Energen Corporation                                                998,192
                                                                                                                   -------------
                                                                                                                       1,353,698
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                     13,100    Fred's, Inc.                                                 $     289,379
--------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.4%                            15,100    Cabot Oil & Gas Corporation (Class A)                              638,730
                                            29,400    +Cimarex Energy Co.                                                888,762
                                            17,900    +Evergreen Resources, Inc.                                         723,160
                                            16,100    Frontier Oil Corporation                                           341,159
                                            25,950    Patina Oil & Gas Corporation                                       775,126
                                             9,600    +Plains Resources Inc.                                             162,720
                                             4,800    +Prima Energy Corporation                                          189,936
                                             8,000    +Remington Oil & Gas Corporation                                   188,800
                                            27,400    +Southwestern Energy Company                                       785,558
                                            13,500    +Spinnaker Exploration Company                                     531,630
                                             9,800    St. Mary Land & Exploration Company                                349,370
                                             9,400    +Stone Energy Corporation                                          429,392
                                             8,200    +Swift Energy Company                                              180,892
                                            21,300    Vintage Petroleum, Inc.                                            361,461
                                                                                                                   -------------
                                                                                                                       6,546,696
--------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%              20,300    +Buckeye Technologies Inc.                                         233,450
                                             4,200    Deltic Timber Corporation                                          161,280
                                             2,800    Pope & Talbot, Inc.                                                 55,356
                                             5,600    Schweitzer-Manduit International, Inc.                             171,528
                                            21,100    Wausau - Mosinee Paper Corporation                                 365,030
                                                                                                                   -------------
                                                                                                                         986,644
--------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.6%                    34,800    +NBTY Inc.                                                       1,022,772
                                             6,000    Natures Sunshine Products, Inc.                                     85,440
                                                                                                                   -------------
                                                                                                                       1,108,212
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%                      17,300    Alpharma, Inc. (Class A)                                           354,304
                                             5,800    +CIMA Labs Inc.                                                    195,634
                                            22,200    +MGI Pharma, Inc.                                                  599,622
                                            21,200    +Medicis Pharmaceutical (Class A)                                  846,940
                                             6,800    +Noven Pharmaceuticals, Inc.                                       149,736
                                                                                                                   -------------
                                                                                                                       2,146,236
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.2%                          20,400    Capital Automotive                                                 598,332
                                             8,900    Colonial Properties Trust                                          342,917
                                            20,500    Commercial Net Lease Realty                                        352,600
                                             8,900    Entertainment Properties Trust                                     318,086
                                             8,300    Essex Property Trust, Inc.                                         567,305
                                            11,700    Gables Residential Trust                                           397,566
                                            12,600    Glenborough Realty Trust Incorporated                              231,210
                                             9,200    Kilroy Realty Corporation                                          313,720
                                            15,600    +Lexington Corporate Properties Trust                              310,596
                                            16,900    Shurgard Storage Centers, Inc. (Class A)                           632,060
                                                                                                                   -------------
                                                                                                                       4,064,392
--------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.9%                          21,300    +Arkansas Best Corporation                                         701,196
                                            20,000    +Heartland Express, Inc.                                           547,200
                                            28,700    +Kansas City Southern Industries, Inc.                             444,850
                                            13,700    +Knight Transportation, Inc.                                       393,601
                                            10,500    +Landstar System, Inc.                                             555,135
                                             8,800    USF Corporation                                                    309,144
                                            17,375    Yellow Roadway Corporation                                         692,568
                                                                                                                   -------------
                                                                                                                       3,643,694
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                            12,000    +ATMI, Inc.                                                  $     327,720
Semiconductor Equipment -                   10,300    +Actel Corp.                                                       190,550
3.1%                                        11,500    +Advanced Energy Industries, Inc.                                  180,780
                                            13,000    +Alliance Semiconductor Corporation                                 77,350
                                            37,200    +Axcelis Technologies, Inc.                                        462,768
                                            18,200    +Brooks Automation, Inc.                                           366,730
                                             8,900    Cohu, Inc.                                                         169,456
                                             4,240    +Credence Systems Corporation                                       58,512
                                            13,000    +Cymer, Inc.                                                       486,720
                                            11,000    +DSP Group, Inc.                                                   299,640
                                             6,800    +DuPont Photomasks, Inc.                                           138,244
                                            12,400    +ESS Technology, Inc.                                              132,804
                                            14,200    +Exar Corporation                                                  208,172
                                            12,100    +FEI Company                                                       289,311
                                             8,200    Helix Technology Corporation                                       174,906
                                            35,700    +Kopin Corporation                                                 182,427
                                            20,400    +Kulicke and Soffa Industries                                      223,584
                                            10,600    +Microsemi Corporation                                             150,626
                                            10,700    +Photronics, Inc.                                                  202,658
                                            10,300    +Power Integrations, Inc.                                          256,470
                                            65,700    +Skyworks Solutions, Inc.                                          573,561
                                             7,400    +Standard Microsystems Corporation                                 172,568
                                             4,500    +Supertex, Inc.                                                     73,530
                                                25    Trident Microsystems, Inc.                                             280
                                             6,700    +Ultratech Stepper, Inc.                                           109,076
                                            13,200    +Varian Semiconductor Equipment Associates, Inc.                   508,992
                                                                                                                   -------------
                                                                                                                       6,017,435
--------------------------------------------------------------------------------------------------------------------------------
Software - 3.0%                              6,600    +ANSYS, Inc.                                                       310,200
                                            16,700    +Captaris Inc.                                                     107,882
                                             5,300    +Catapult Communications Corporation                               121,900
                                             7,600    +Concord Communications, Inc.                                       86,716
                                            12,300    FactSet Research Systems Inc.                                      581,421
                                            17,200    +FileNET Corporation                                               543,004
                                            16,600    +Hyperion Solutions Corporation                                    725,752
                                            11,600    +JDA Software Group, Inc.                                          152,772
                                            11,200    +Kronos, Inc.                                                      461,440
                                            10,300    +MRO Software, Inc.                                                140,183
                                            11,700    +Manhattan Associates, Inc.                                        361,296
                                            12,500    +MapInfo Corporation                                               132,500
                                             6,000    +Micros Systems, Inc.                                              287,820
                                            11,300    +NYFIX, Inc.                                                        55,257
                                             8,800    +Phoenix Technologies Ltd.                                          61,512
                                            13,400    +Progress Software Corporation                                     290,378
                                             5,600    +QRS Corporation                                                    36,680
                                            11,700    +Radiant Systems, Inc.                                              54,873
                                            71,600    +Roxio, Inc.                                                       351,556
                                             7,300    +SERENA Software, Inc.                                             139,357
                                             4,600    +SPSS Inc.                                                          82,662
                                             5,600    TALX Corporation                                                   136,808
                                             3,300    +THQ Inc.                                                           75,570
                                            10,600    +Take-Two Interactive Software, Inc.                               324,784
                                            15,500    +Verity, Inc.                                                      209,405
                                                                                                                   -------------
                                                                                                                       5,831,728
--------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.8%                     12,000    Aaron Rents, Inc.                                                  397,680
                                             4,800    Building Materials Holding Corporation                              90,864
                                            16,200    Burlington Coat Factory Warehouse Corporation                      312,660

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Specialty Retail (concluded)                 8,700    The Cato Corporation (Class A)                               $     195,315
                                             9,200    +The Children's Place Retail Stores, Inc.                          216,384
                                            12,850    +Christopher & Banks Corporation                                   227,573
                                             7,400    +Cost Plus, Inc.                                                   240,130
                                            11,800    +The Dress Barn, Inc.                                              202,016
                                             9,772    +Electronics Boutique Holdings Corp.                               257,394
                                            19,300    +Genesco Inc.                                                      456,059
                                            28,000    +Goody's Family Clothing, Inc.                                     290,360
                                             7,200    +Group 1 Automotive, Inc.                                          239,112
                                             9,800    +Guitar Center, Inc.                                               435,806
                                            15,200    +The Gymboree Corporation                                          233,472
                                             8,100    Hancock Fabrics, Inc.                                              103,275
                                             9,600    Haverty Furniture Companies, Inc.                                  167,808
                                             7,500    +Hibbett Sporting Goods, Inc.                                      205,125
                                            10,300    +Hot Topic, Inc.                                                   211,047
                                             6,970    Jo-Ann Stores, Inc.                                                204,918
                                            18,200    +Linens 'n Things, Inc.                                            533,442
                                            12,600    +The Men's Wearhouse, Inc.                                         332,514
                                            21,400    The Pep Boys-Manny, Moe & Jack                                     542,490
                                            12,800    Select Comfort Corporation                                         363,520
                                            13,500    +Stein Mart, Inc.                                                  219,510
                                             6,600    +TBC Corporation                                                   157,080
                                            14,200    +Too Inc.                                                          237,140
                                            13,800    +Tractor Supply Company                                            577,116
                                             2,300    +Ultimate Electronics, Inc.                                         11,362
                                            15,000    +Urban Outfitters, Inc.                                            913,650
                                            12,200    +The Wet Seal, Inc. (Class A)                                       63,806
                                            18,800    +Zale Corporation                                                  512,488
                                                                                                                   -------------
                                                                                                                       9,151,116
--------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                   4,800    +Ashworth, Inc.                                                     39,888
Goods - 2.6%                                15,300    Brown Shoe Company, Inc.                                           626,229
                                            38,600    +Fossil, Inc.                                                    1,051,850
                                             2,400    Haggar Corp.                                                        48,360
                                            27,400    K-Swiss Inc. (Class A)                                             553,754
                                            11,600    Kellwood Co.                                                       505,180
                                             4,600    OshKosh B'Gosh, Inc. (Class A)                                     114,862
                                             5,400    Oxford Industries, Inc.                                            235,224
                                            10,900    Phillips-Van Heusen Corporation                                    209,825
                                            19,700    +Quiksilver, Inc.                                                  469,057
                                            13,100    Russell Corporation                                                235,276
                                             9,900    The Stride Rite Corporation                                        109,197
                                            29,100    Wolverine World Wide, Inc.                                         763,875
                                                                                                                   -------------
                                                                                                                       4,962,577
--------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -                 8,800    Anchor Bancorp, Inc.                                               232,672
3.1%                                        25,600    BankAtlantic Bancorp, Inc. (Class A)                               472,320
                                            14,700    +BankUnited Financial Corporation (Class A)                        379,260
                                            18,300    Brookline Bancorp, Inc.                                            268,461
                                            14,100    Commercial Federal Corporation                                     382,110
                                            12,000    Dime Community Bancshares                                          209,760
                                            10,100    Downey Financial Corp.                                             537,825
                                             5,200    +FirstFed Financial Corp.                                          216,320
                                            40,700    Flagstar Bancorp, Inc.                                             809,116
                                            30,400    Fremont General Corporation                                        536,560
                                            11,700    MAF Bancorp, Inc.                                                  499,356
                                             7,300    New Century Financial Corporation                                  341,786
                                            12,294    Seacoast Financial Services Corporation                            425,372
                                             6,710    +Sterling Financial Corporation                                    213,848
                                            13,635    Waypoint Financial Corp.                                           376,190
                                                                                                                   -------------
                                                                                                                       5,900,956
--------------------------------------------------------------------------------------------------------------------------------

                               Enhanced Small Cap Index Master     June 30, 2004

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Industry#                                   Shares                      Common Stocks                                  Value
                                             Held
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                              16,800    DIMON Incorporated                                           $      96,096
--------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                          9,400    Applied Industrial Technologies, Inc.                              283,128
Distributors - 0.7%                         10,900    Hughes Supply, Inc.                                                642,337
                                             2,500    Lawson Products, Inc.                                               95,375
                                            13,100    Watsco, Inc.                                                       367,717
                                                                                                                   -------------
                                                                                                                       1,388,557
--------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   6,900    +Boston Communications Group, Inc.                                  70,725
Services - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investment in Common Stock
                                                      (Cost - $143,099,295) - 96.2%                                  184,110,215
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Mutual Funds

--------------------------------------------------------------------------------------------------------------------------------
                                             8,035    iShares S&P SmallCap 600 Index Fund                              1,182,752
--------------------------------------------------------------------------------------------------------------------------------
                                                      Total Mutual Funds (Cost - $1,168,636) - 0.6%                    1,182,752

--------------------------------------------------------------------------------------------------------------------------------
                                        Beneficial                 Short-Term Securities
                                          Interest
--------------------------------------------------------------------------------------------------------------------------------
                                        $4,995,977    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*     $   4,995,977
--------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investment in Short-Term Securities
                                                      (Cost - $4,995,977) - 2.6%                                       4,995,977
--------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investments - (Cost -$149,263,908) - 99.4%               190,290,538

                                                      Other Assets Less Liabilities - 0.6%                             1,139,332
                                                                                                                   -------------
                                                      Net Assets - 100.0%                                          $ 191,429,870
                                                                                                                   =============

+     Non-income producing security.
* Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                   Net Share            Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweeps Series I                     1,589,251             $28,429
      --------------------------------------------------------------------------

      Financial futures contracts purchased as of June 30, 2004 were as follows:

      Number of                       Expiration         Face        Unrealized
      Contracts         Issue            Date            Value      Depreciation
      --------------------------------------------------------------------------
          21        Russell 2000    September 2004     6,015,975      $203,700
      --------------------------------------------------------------------------
      Total Unrealized Depreciation-Net                               $203,700
      --------------------------------------------------------------------------

# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES

MASTER
ENHANCED SMALL
CAP SERIES           As of June 30, 2004
==================================================================================================================
Assets:              Investments in unaffiliated securities, at value (identified
                       cost-$144,267,931) .......................................                    $ 185,294,561
                     Investments in affiliated securities, at value (identified
                       cost-$4,995,977) .........................................                        4,995,977
                     Cash .......................................................                        1,959,478
                     Cash on deposit for financial futures contracts ............                          294,000
                     Receivables:
                              Securities sold ...................................   $   2,601,880
                              Dividends .........................................         127,132
                              Contributions .....................................          59,176
                              Variation margin ..................................          40,425
                              Interest from affiliates ..........................           3,528        2,832,141
                                                                                    -------------
                     Prepaid expenses and other assets ..........................                            2,974
                                                                                                     -------------
                     Total assets ...............................................                      195,379,131
                                                                                                     -------------
==================================================================================================================
Liabilities:         Payables:
                            Securities purchased ................................       3,811,182
                            Withdrawals .........................................         135,209
                            Other affiliates ....................................           1,912
                            Investment adviser ..................................             259        3,948,562
                                                                                    -------------
                     Accrued expenses and other liabilities .....................                              699
                                                                                                     -------------
                     Total liabilities ..........................................                        3,949,261
                                                                                                     -------------
==================================================================================================================
Net Assets:          Net assets .................................................                    $ 191,429,870
                                                                                                     =============
==================================================================================================================
Net Assets           Investors' capital .........................................                    $ 150,199,539
Consist of :         Unrealized appreciation on investments-net .................                       41,230,331
                                                                                                     -------------
                     Net assets .................................................                    $ 191,429,870
                                                                                                     =============
==================================================================================================================

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2004

STATEMENT OF OPERATIONS

MASTER
ENHANCED SMALL
CAP SERIES           For the Six Months Ended  June 30, 2004
==================================================================================================================
Investment           Dividends (net of $364 foreign withholding tax) ............                    $     796,888
Income:              Interest from affiliates ...................................                           28,429
                                                                                                     -------------
                     Total income ...............................................                          825,317
                                                                                                     -------------
==================================================================================================================
Expenses:            Professional fees ..........................................   $      25,175
                     Custodian fees .............................................          16,580
                     Accounting services ........................................          14,890
                     Investment advisory fees ...................................           8,933
                     Printing and shareholder reports ...........................           1,954
                     Trustees' fees and expenses ................................           1,126
                     Other ......................................................             913
                                                                                    -------------
                     Total expenses .............................................                           69,571
                                                                                                     -------------
                     Investment income-net ......................................                          755,746
                                                                                                     -------------
==================================================================================================================
Realized &           Realized gain from investments-net .........................                       10,464,920
Unrealized Gain      Change in unrealized appreciation on investments-net .......                        5,867,799
on Investments-Net:                                                                                  -------------
                     Total realized and unrealized gain on investments-net ......                       16,332,719
                                                                                                     -------------
                     Net Increase in Net Assets Resulting from Operations .......                    $  17,088,465
                                                                                                     =============
==================================================================================================================

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the         For the
MASTER                                                                            Six Months Ended    Year Ended
ENHANCED SMALL                                                                         June, 30      December 31,
CAP SERIES           Increase (Decrease) in Net Assets:                                  2004             2003
==================================================================================================================
Operations:          Investment income-net ......................................   $     755,746    $   1,061,074
                     Realized gain on investments-net ...........................      10,464,920        7,283,017
                     Change in unrealized appreciation on investments-net .......       5,867,799       37,769,797
                                                                                    -------------    -------------
                     Net increase in net assets resulting from operations .......      17,088,465       46,113,888
                                                                                    -------------    -------------
==================================================================================================================
Net Capital          Proceeds from contributions ................................      26,103,499       33,091,753
Transactions:        Fair value of withdrawals ..................................     (18,779,128)     (30,996,329)
                                                                                    -------------    -------------
                     Net increase in net assets derived from capital transactions       7,324,371        2,095,424
                                                                                    -------------    -------------
==================================================================================================================
Net Assets:          Total increase in net assets ...............................      24,412,836       48,209,312
                     Beginning of period ........................................     167,017,034      118,807,722
                                                                                    -------------    -------------
                     End of period ..............................................   $ 191,429,870    $ 167,017,034
                                                                                    =============    =============
==================================================================================================================

      See Notes to Financial Statements.

                                 Master Enhanced Small Cap Series, June 30, 2004

FINANCIAL HIGHLIGHTS

                                                                                 For the            For the         For the Period
MASTER                       The following ratios have                       Six Months Ended      Year Ended     December 10, 2002+
ENHANCED SMALL               been derived from information provided              June 30,         December 31,      to December 31,
CAP SERIES                   in the financial statements.                         2004                2003               2002
====================================================================================================================================
Total Investment             Total investment return .....................          10.03% ++          40.06%             (1.90%)++
Return:                                                                         =========          =========          =========
====================================================================================================================================
Ratios to                    Expenses ....................................            .08% *             .11%               .06% *
Average Net                                                                     =========          =========          =========
Assets:                      Investment income-net .......................            .84% *             .80%              1.33% *
                                                                                =========          =========          =========
====================================================================================================================================
Supplemental                 Net assets, end of period (in thousands) ....      $ 191,430          $ 167,017          $ 118,808
Data:                                                                           =========          =========          =========
                             Portfolio turnover ..........................          59.78%             88.79%              9.91%
                                                                                =========          =========          =========
====================================================================================================================================

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of theTrust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a "pass through" entity for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

NOTES TO FINANCIAL STATEMENTS (concluded)

For the six months ended June 30, 2004, the Series reimbursed FAM $2,174 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $109,431,732 and $104,064,683, respectively.

Net realized gains (losses) for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                     Realized        Unrealized
                                                 Gains ( Losses)    Appreciation
--------------------------------------------------------------------------------
Long-term investments........................      $10,828,702       $41,026,630
Financial futures contracts..................        (363,782)           203,701
                                                   -----------       -----------
Total........................................      $10,464,920       $41,230,331
                                                   ===========       ===========
--------------------------------------------------------------------------------

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $40,661,710 of which $43,088,048 related to appreciated securities and $2,426,338 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for Federal income tax purposes was $149,628,828.

Officers and Trustees

Terry K. Glenn -- President and Trustee
Donald W. Burton -- Trustee
M. Colyer Crum -- Trustee
Laurie Simon Hodrick -- Trustee
David H. Walsh -- Trustee
Fred G. Weiss -- Trustee
Donald C. Burke -- Vice President and Treasurer
Robert C. Doll, Jr. -- Senior Vice President
Richard Vella -- Vice President
Brian D. Stewart -- Secretary

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    --------------------------
    Terry K. Glenn,
    President of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------
    Terry K. Glenn,
    President of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: August 13, 2004


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: August 13, 2004